Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases
Schedule of Finance Leases ROU assets and Finance Lease Liabilities

The following table shows ROU assets – finance leases and finance lease liabilities, and the associated financial statement line items as of March 31:

	As of March 31,
	2025	2024
	USD	USD
Assets
Right-of-use assets – finance lease, net	147,967	216,065

Liabilities
Finance lease liabilities, current	66,150	67,372
Finance lease liabilities, non-current	48,345	114,495

Weighted average remaining lease term (in years)	1.68	2.65
Weighted average discount rate (%)	4.22	4.26

Schedule of Information Relating to Financing and Operating Lease Activities

Information relating to finance and operating lease activities during the years ended March 31, 2025, 2024 and 2023 are as follows:

	For the years ended March 31,
	2025	2024	2023
	USD	USD	USD
Finance leases:
Amortization of right-of-use assets – finance lease	68,098	79,521	74,671
Interest of finance lease liabilities	6,385	10,294	20,031
	74,483	89,815	94,702
Operating lease:
Expenses related to a short-term lease	51,538	37,179	33,333
	51,538	37,179	33,333

Total lease expenses	126,021	126,994	128,035

Cash outflows related to finance leases:
Financing cash outflows – principal paid	67,372	119,465	131,456
Operating cash outflows – interests paid	6,385	10,294	20,031
	73,757	129,759	151,487

Cash outflows related to operating lease:
Operating cash outflows - rental paid	51,538	37,179	33,333

Schedule of Maturity of Lease Payments under Finance Lease Liabilities

Maturities of lease payments under finance lease liabilities were as follows:

	As of March 31,
	2025	2024
	USD	USD
Year ending March 31,
2025	-	73,757
2026	69,683	69,683
2027	49,207	49,207
Total undiscounted finance lease payments	118,890	192,647
Less: imputed interest	(4,395)	(10,780)
Finance lease liabilities recognized in the Consolidated Balance Sheet	114,495	181,867